Other Income, Net - Summary of Other Income, Net (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2022
Analysis of income and expense [abstract]
Interest income	$ 19,416	$ 1,370,929	$ 1,611,128	$ 8,314
Manufacturing and Energy Supply Chains Grant		470,783
Other grant funding	260,536	1,827,882	1,161,992	982,767
Fair value gain on borrowings				219,557
Research and development tax incentive		593,521	689,089
Other	35,154	10,064	147,691	385,482
Other Income	$ 315,106	$ 4,273,179	$ 3,609,900	$ 1,596,120